Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows (Used in) / Provided by Operating Activities
Net Income	$ 148,613	$ 92,539
Adjustments to reconcile net income to net cash used in operating activities:
Undistributed earnings from unconsolidated entities	(1,667)	(4,581)
Deferred income tax expense / (recovery)	21,272	(9,788)
Share-based compensation costs	6,340	7,294
Depreciation	4,621	3,386
Amortization of non-cash vendor take back ("VTB") interest	576
Changes in operating assets and liabilities:
Increase in receivables and other assets	(44,687)	(38,346)
Increase in land and housing inventory	(189,815)	(160,865)
(Decrease) / increase in accounts payable and other liabilities	(33,351)	140,312
Net cash (used in) / provided by operating activities	(88,098)	29,951
Cash Flows (Used in) / Provided by Investing Activities
Investments in unconsolidated entities	(76,039)	(14,823)
Distributions from unconsolidated entities	24,747	35,016
Change in restricted cash	5,414	(4,468)
Net cash (used in) / provided by investing activities	(45,878)	15,725
Cash Flows Provided by / (Used in) Financing Activities
Drawings under project-specific and other financings	211,411	327,270
Repayments under project-specific and other financings	(344,480)	(273,641)
Drawings on bank indebtedness	64,333	9,000
Repayments on bank indebtedness	(34,866)	(178,292)
Drawings from affiliate		109,000
Repayments to affiliate		(335,000)
Drawings under unsecured senior notes payable	500,000	600,000
Common shares issued net of issue costs		228,181
Repayments under notes payable		(485,673)
Contributions to non-controlling interest and other interests in consolidated subsidiaries	(1,048)	(1,076)
Exercise of stock options	4,810	1,709
Dividends paid to preferred shareholders	(128)	(135)
Net cash provided by financing activities	400,032	1,343
Effect of foreign exchange rates on cash and cash equivalents	3,853	645
Change in cash and cash equivalents	269,909	47,664
Cash and cash equivalents at beginning of year	49,826	2,162
Cash and cash equivalents at end of year	319,735	49,826
Supplemental Cash Flow Information
Interest paid	64,934	71,921
Income taxes paid	$ 45,522	$ 41,867